Significant Accounting Policies and Recent Accounting Pronouncements, Intangible Assets (Details)	Dec. 31, 2024
Concessions [Member] | Minimum [Member]
Estimated Useful Lives of Intangible Asset [Abstract]
Estimated useful life	10 years
Concessions [Member] | Maximum [Member]
Estimated Useful Lives of Intangible Asset [Abstract]
Estimated useful life	15 years
Licenses, Software [Member]
Estimated Useful Lives of Intangible Asset [Abstract]
Estimated useful life	5 years
Brands [Member]
Estimated Useful Lives of Intangible Asset [Abstract]
Estimated useful life	13 years
Customer Relationship [Member]
Estimated Useful Lives of Intangible Asset [Abstract]
Estimated useful life	25 years
Order Backlog [Member] | Minimum [Member]
Estimated Useful Lives of Intangible Asset [Abstract]
Estimated useful life	6 years
Order Backlog [Member] | Maximum [Member]
Estimated Useful Lives of Intangible Asset [Abstract]
Estimated useful life	8 years
Favorable Contracts [Member]
Estimated Useful Lives of Intangible Asset [Abstract]
Estimated useful life	5 years